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     PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT --
                                  JUNE 9, 2010

                                                    PROSPECTUS       SAI
                                                     MATERIAL     MATERIAL
FUNDS (PROSPECTUS AND SAI EFFECTIVE DATE)             NUMBER       NUMBER
-----------------------------------------          ------------   --------
Seligman Common Stock Portfolio
   (April 30, 2010)                                SL-9921-99 A      N/A
Seligman International Growth Portfolio
   (April 30, 2010)                                SL-9920-99 A      N/A
Seligman Investment Grade Fixed Income Portfolio
   (April 30, 2010)                                SL-9919-99 A      N/A

As of the date of this Supplement, the Funds are no longer open to new investors.

The Board of Directors of the Funds has approved the redemption of all outstanding shares of each of the Funds and the liquidation of each of the Funds in accordance with the Funds' Articles of Incorporation. It is anticipated that the redemption of all shares of each of the Funds will take place on or about August 13, 2010.

As a result, the Funds will not accept any orders for the purchase of or exchange for shares of any of the Funds after the close of business of the New York Stock Exchange (generally 4 p.m. Eastern time) on August 12, 2010. Orders for the purchase of or exchange for shares of any of the Funds may, in each Fund's discretion, be rejected prior to August 12, 2010 due to operational reasons relating to the redemption of all shares of each of the Funds.

Effective May 26, 2010, Scott Schroepfer and Colin J. Lundgren are no longer responsible for the day-to-day management of Seligman Investment Grade Fixed Income Portfolio.

                                                              SL-9919-2 A (6/10)